Selected Statement of Operations Data - Weighted Average Number of Shares for Computation of Earnings Per Share (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Weighted average number of shares issued and outstanding (net of treasury shares) used in computation of basic earnings per share:	45,534	42,412	41,703
Add - incremental shares from assumed exercise of options and RSUs:	927	910	1,054
Weighted average number of shares used in computation of diluted earnings per share	46,461	43,322	42,757